Related party transactions - Additional Information (Details) ft² in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Oct. 31, 2025 CAD ($) ft² extension	Oct. 31, 2025 CAD ($) ft² extension	Oct. 31, 2024 CAD ($)	Aug. 15, 2022 CAD ($)
Connect First credit union - The Credit Facility
Related Party Transactions
Line of credit				$ 19,000
Connect First credit union - The Credit Facility | Tranche 1
Related Party Transactions
Line of credit				12,100
Connect First credit union - The Credit Facility | Tranche 2
Related Party Transactions
Line of credit				6,900
Grover Properties Inc.
Related Party Transactions
Area of leased property, related party transaction | ft²	27	27
Annual lease payments		$ 386
Term of lease contract		5 years
Number of times the term of lease contract can be extended | extension	1	1
Renewal term of lease contract		5 years
Remexian
Related Party Transactions
Services received, related party transactions	$ 175		$ 0
The President and CEO | Connect First credit union - The Credit Facility
Related Party Transactions
Limited recourse guarantee given by company				$ 5,000